United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22565

CENTER COAST BROOKFIELD CORE MLP FUND I, LLC

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

BRIAN HURLEY, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: 11/30

Date of reporting period:  07/01/2018 - 06/30/2019

ITEM 1.  PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22565

Reporting Period: 07/01/2018 - 06/30/2019

Center Coast Brookfield Core MLP Fund I, LLC

================= Center Coast Brookfield Core MLP Fund I, LLC =================

ENERGY TRANSFER PARTNERS LP

Ticker:       ETP            Security ID:  29278N103

Meeting Date: OCT 18, 2018   Meeting Type: Special

Record Date:  SEP 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

2     Adjourn Meeting                         For       For          Management

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NUSTAR GP HOLDINGS, LLC

Ticker:       NSH            Security ID:  67059L102

Meeting Date: JUL 20, 2018   Meeting Type: Special

Record Date:  JUN 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

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RICE MIDSTREAM PARTNERS LP

Ticker:       RMP            Security ID:  762819100

Meeting Date: JUL 20, 2018   Meeting Type: Special

Record Date:  JUN 07, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

--------------------------------------------------------------------------------

WILLIAMS PARTNERS L.P.

Ticker:       WPZ            Security ID:  96949L105

Meeting Date: AUG 09, 2018   Meeting Type: Written Consent

Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Merger Agreement                For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CENTER COAST BROOKFIELD CORE MLP FUND I, LLC

By:	/s/ Brian Hurley
Brian Hurley, President and Principal Executive Officer

Date: August 29, 2019